Warrant Liabilities (Details) $ / shares in Units, $ in Thousands				3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	May 10, 2024 shares	Mar. 04, 2024 USD ($) $ / shares	Dec. 27, 2023	Dec. 27, 2023 USD ($)	Dec. 27, 2023 shares	Dec. 27, 2023 $ / shares	Dec. 27, 2023 TradingDay	Dec. 27, 2023 Days
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares													$ 0.01				$ 11.5
Number of shares called by each warrant (in shares)																1
Number of days from which warrants are exercisable														30 days
Warrants exercised during period (in shares)			0
Warrant liabilities | $			$ 2,508	$ 3,726				$ 3,726		$ 2,508	$ 971		$ 3,746		$ 2,248
Warrants exercised (in shares)	336,124	925,000		0				3,283,941
Loss on change in fair value of warrant liability | $				$ 1,500			$ 0	$ (2,179)	$ 0	$ (334)	0
Private and Public Warrants
Class of Warrant or Right [Line Items]
Warrant liabilities | $											$ 0
Common Stock
Class of Warrant or Right [Line Items]
Maximum value of common stock issued from exercise of warrants | $													$ 11,250
Anniversary Period 2
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													50
Anniversary Period 3
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													100
Common Class A | Common Stock
Class of Warrant or Right [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	73,947	203,500				277,447
Issuance of Class A common stock upon cashless exercise of warrants (in shares)					7,565,000	967,045		967,045
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)			4,333,333							4,333,333						4,333,333
Warrants outstanding (in shares)				4,333,333				4,333,333
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)												2,521,569				7,066,668
Redemption price (in dollars per share) | $ / shares																	0.01
Number of days from which warrants are exercisable														30 days
Minimum common stock price for redemption of warrants, number of trading days																		20	20
Redemption trading period																		30	30
End of trading period before notice of redemption, number of business days														3 days
Warrants outstanding (in shares)				2,519,869				2,519,869
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Minimum common stock price for redemption of warrants (in dollars per share) | $ / shares																	$ 18